Loans Payable - Schedule of Loans Payable (Details) (10-K) (Parenthetical)								3 Months Ended		12 Months Ended
	Jan. 02, 2021 shares	Aug. 25, 2020 USD ($) $ / shares shares	Jun. 05, 2020 USD ($)	May 21, 2020 USD ($)	Apr. 21, 2020 USD ($)	Apr. 17, 2020 USD ($)	Mar. 08, 2019 USD ($)	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 23, 2020 $ / shares shares	Apr. 21, 2020 CAD ($)	Apr. 17, 2020 CAD ($)	Sep. 01, 2019
Line of Credit Facility [Line Items]
Interest per annum			3.75%
Debt due date			Jun. 05, 2050
Debt discount rate		30.00%										30.00%
Settle debt, share | shares		10,714,285										3,061,224
Debt per share value | $ / shares												$ 0.049
Loan payable principal amount		$ 120,000	$ 150,000
Adjusted exercise price | $ / shares		$ 0.0112
Number of shares issued, shares | shares										8,062,244
Shares remaining to be issued | shares										3,264,285
Repayment of debt			$ 731
Common Stock [Member]
Line of Credit Facility [Line Items]
Number of shares issued, shares | shares								115,000	191,865	191,865
Common Stock [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Number of shares issued, shares | shares	3,264,285
Canada Emergency Business Account Program [Member]
Line of Credit Facility [Line Items]
Interest per annum					5.00%	5.00%							5.00%	5.00%
Debt due date					Dec. 31, 2025	Dec. 31, 2025
Loan payable principal amount					$ 29,889	$ 29,890
Repayment of debt					$ 10,000	$ 10,000
Paycheck Protection Program [Member]
Line of Credit Facility [Line Items]
Interest per annum				1.00%
Debt due date				May 21, 2022
Loan payable principal amount				$ 30,115
Convertible Bridge Loan Agreement [Member]
Line of Credit Facility [Line Items]
Interest per annum							4.99%
Debt due date							May 07, 2019
Debt discount rate							30.00%
Share-settled redemption value of debt							$ 214,286
Reduction in interest rate															2.00%
CAD [Member] | Canada Emergency Business Account Program [Member]
Line of Credit Facility [Line Items]
Loan payable principal amount													$ 40,000	$ 40,000
Loans Payable [Member]
Line of Credit Facility [Line Items]
Interest per annum										18.00%	18.00%
Loans Payable One [Member]
Line of Credit Facility [Line Items]
Interest per annum										10.00%	10.00%
Minimum interest amount										$ 25,000	$ 25,000
Loans Payable Two [Member]
Line of Credit Facility [Line Items]
Debt due date										May 07, 2019	May 07, 2019
Loans Payable Three [Member] | CAD [Member]
Line of Credit Facility [Line Items]
Unsecured loan payable											$ 10,000
Loans Payable Four [Member] | CAD [Member]
Line of Credit Facility [Line Items]
Debt due date										Dec. 31, 2025
Unsecured loan payable										$ 40,000
Loans Payable Five [Member]
Line of Credit Facility [Line Items]
Debt due date										Dec. 31, 2025
Unsecured loan payable										$ 29,890
Loans Payable Five [Member] | CAD [Member]
Line of Credit Facility [Line Items]
Unsecured loan payable										$ 40,000
Loans Payable Six [Member]
Line of Credit Facility [Line Items]
Interest per annum										1.00%
Debt due date										May 21, 2022
Loans Payable Seven [Member]
Line of Credit Facility [Line Items]
Interest per annum										3.75%
Debt due date										Jun. 05, 2050